DEBT - Bank borrowings (Details) € in Millions, ¥ in Millions	1 Months Ended			12 Months Ended
	Jan. 31, 2021 CNY (¥)	Dec. 31, 2019 EUR (€)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Apr. 17, 2020 EUR (€)	Apr. 17, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt
Repayment of line of credit facility | $										$ 0
Revolving credit loan and the available credit facility terminated | $					$ 500,000,000
Long-term debt | ¥							¥ 10,856				¥ 3,565
Term facility and revolving credit facility
Debt
Percentage points added to the reference rate									2.00%	2.00%
Weighted average interest rate (as a percent)				2.73%	2.73%	2.89%	2.89%	2.89%
Term Facility Expiring December 2022
Debt
Maximum borrowing amount | €		€ 440							€ 440				€ 440
Credit facility drawn down amount | €						€ 1			€ 440
Repayment of line of credit facility | €				€ 101
Long-term debt				€ 338							2,440
Revolving Credit Facility Expiring December 2022
Debt
Term of debt instrument		35 months
Maximum borrowing amount | $														$ 500,000,000	$ 500,000,000
Credit facility drawn down amount							¥ 200	$ 700,000,000		$ 500,000,000
Repayment of line of credit facility | $								$ 500,000,000
Available credit facility | $												$ 500,000,000
Five Year Term Facility
Debt
Term of debt instrument			5 years
Maximum borrowing amount | ¥			¥ 1,190				1,190
Repayment of line of credit facility | ¥							¥ 179
Weighted average interest rate (as a percent)				4.75%	4.75%	4.75%	4.75%	4.75%
Syndicated Loan Facility Expiring in December 2032
Debt
Term of debt instrument	12 years
Maximum borrowing amount | ¥	¥ 650
Long-term debt | ¥											¥ 53
Weighted average interest rate (as a percent)				4.41%	4.41%
Syndicated Loan Facility Expiring in December 2032 | Prime Rate
Debt
Percentage points added to the reference rate	0.24%